Income Taxes - Summary of (Loss) Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Loss before income taxes	$ (6,230)	$ 9,639	$ (20,275)
Germany [Member]
Disclosure of geographical areas [line items]
Loss before income taxes	(6,010)	(5,504)	(13,950)
Canada [Member]
Disclosure of geographical areas [line items]
Loss before income taxes	812	16,297	(5,592)
United States [Member]
Disclosure of geographical areas [line items]
Loss before income taxes	$ (1,032)	$ (1,154)	$ (733)